Financial instruments and risk management (Tables)	12 Months Ended
Mar. 31, 2018
Text Block1 [Abstract]
Summary of Currency and Interest Rate Profile of Loans and Borrowings

The table below reflects the currency and interest rate profile of our loans and borrowings after the impact of hedging.

	2018			2017			2016
At 31 March	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m

Sterling	11,990	1,720	13,710	9,633	1,864	11,497	11,417	2,752	14,169
Euro	–	509	509	–	641	641	–	587	587
Total	11,990	2,229	14,219	9,633	2,505	12,138	11,417	3,339	14,756
Ratio of fixed to floating	84%	16%	100%	79%	21%	100%	77%	23%	100%
Weighted average effective
fixed interest rate – Sterling	4.4%			4.9%			6.0%

Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest

The impact on equity, before tax, of a 1% increase in interest rates and a 10% strengthening in Sterling against other currencies is as detailed below:

At 31 March	2018 £m Increase (reduce)	2017 £m Increase (reduce)	2016 £m Increase (reduce)

Sterling interest rates	628	554	626
US Dollar interest rates	(267)	(348)	(374)
Euro interest rates	(401)	(229)	(263)
Sterling strengthening	(236)	(269)	(98)

Summary of Credit Ratings

Our credit ratings were as detailed below:

	2018		2017		2016
At 31 March	Rating	Outlook	Rating	Outlook	Rating	Outlook

Rating agency
Moody’s	Baa2	Stable	Baa1	Negative	Baa2	Positive
Standard & Poor’s	BBB+	Negative	BBB+	Negative	BBB	Positive

Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis

The following table provides an analysis of the remaining contractually-agreed cash flows including interest payable for our non- derivative financial liabilities on an undiscounted basis, which therefore differs from both the carrying value and fair value.

Non-derivative financial liabilities At 31 March 2018	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m

Due within one year	2,120	468	4,961	54	7,603
Between one and two years	1,192	421	–	34	1,647
Between two and three years	1,332	381	–	25	1,738
Between three and four years	18	374	–	43	435
Between four and five years	1,489	372	–	19	1,880
After five years	8,943	3,300	–	197	12,440
	15,094	5,316	4,961	372	25,743
Interest payments not yet accrued	–	(5,147)	–	–	(5,147)
Fair value adjustment	73	–	–	–	73
Impact of discounting	–	–	–	(72)	(72)
Carrying value on the balance sheet[a]	15,167	169	4,961	300	20,597

[a] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

Non-derivative financial liabilities At 31 March 2017	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m

Due within one year	2,602	532	5,298	62	8,494
Between one and two years	1,614	415	–	41	2,070
Between two and three years	1,166	364	–	21	1,551
Between three and four years	1,295	327	–	18	1,640
Between four and five years	12	319	–	17	348
After five years	6,868	2,726	–	310	9,904
	13,557	4,683	5,298	469	24,007
Interest payments not yet accrued	–	(4,494)	–	–	(4,494)
Fair value adjustment	150	–	–	–	150
Impact of discounting	–	–	–	(177)	(177)
Carrying value on the balance sheet[a]	13,707	189	5,298	292	19,486

[a] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

Non-derivative financial liabilities At 31 March 2016	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m

Due within one year	3,558	513	5,346	50	9,467
Between one and two years	1,632	435	–	30	2,097
Between two and three years	1,488	357	–	25	1,870
Between three and four years	1,103	343	–	15	1,461
Between four and five years	1,199	308	–	16	1,523
After five years	6,428	2,885	–	326	9,639
	15,408	4,841	5,346	462	26,057
Interest payments not yet accrued	–	(4,643)	–	–	(4,643)
Fair value adjustment	179	–	–	–	179
Impact of discounting	–	–	–	(166)	(166)
Carrying value on the balance sheet[a]	15,587	198	5,346	296	21,427

[a] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

Disclosure Of Maturity Analysis For Derivative Financial Liabilities Explanatory

The following table provides an analysis of the contractually agreed cash flows in respect of the group’s derivative financial instruments. Cash flows are presented on a net or gross basis in accordance with the settlement arrangements of the instruments.

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2018	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m

Due within one year	140	587	(547)	180	91	587	(547)	131
Between one and two years	135	183	(166)	152	91	183	(166)	108
Between two and three years	156	442	(446)	152	85	69	(47)	107
Between three and four years	143	52	(29)	166	80	68	(47)	101
Between four and five years	161	52	(29)	184	80	68	(47)	101
After five years	291	2,234	(2,149)	376	599	2,575	(2,512)	662
Total[b]	1,026	3,550	(3,366)	1,210	1,026	3,550	(3,366)	1,210

[b] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2017	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m

Due within one year	291	582	(576)	297	92	582	(576)	98
Between one and two years	296	1,139	(1,097)	338	92	1,139	(1,097)	134
Between two and three years	198	–	–	198	92	–	–	92
Between three and four years	114	–	–	114	88	–	–	88
Between four and five years	104	–	–	104	83	–	–	83
After five years	123	–	–	123	679	–	–	679
Total[b]	1,126	1,721	(1,673)	1,174	1,126	1,721	(1,673)	1,174

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2016	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m

Due within one year	268	263	(250)	281	91	263	(250)	104
Between one and two years	386	38	(27)	397	88	38	(27)	99
Between two and three years	371	38	(27)	382	88	38	(27)	99
Between three and four years	60	838	(836)	62	90	838	(836)	92
Between four and five years	81	17	(18)	80	84	17	(18)	83
After five years	–	165	(180)	(15)	725	165	(180)	710
Total[b]	1,166	1,359	(1,338)	1,187	1,166	1,359	(1,338)	1,187

[a] Certain derivative financial instruments contain break clauses whereby either the group or bank counterparty can terminate the swap on certain dates and the mark to market position is settled in cash.

[b] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

Summary of Maximum Credit Risk Exposure of Financial Assets

The maximum credit risk exposure of the group’s financial assets at the balance sheet date is as follows:

At 31 March	Notes	2018 £m	2017 £m	2016 £m

Derivative financial assets		1,509	2,246	1,639
Investments	21	16,578	13,346	15,236
Trade and other receivables[c]	16	2,533	2,754	2,884
Cash and cash equivalents	22	521	526	989
		21,141	18,872	20,748

[c] The carrying amount excludes £317m (2016/17: £360m, 2015/16: £218m) of non-current trade and other receivables which relate to non-financial assets, and £1,496m (2016/17: £1,106m, 2015/16: £1,103m) of prepayments and other receivables.

Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets

The credit quality and credit concentration of cash equivalents, current asset investments and derivative financial assets are detailed in the tables below. Where the opinion of Moody’s and S&P differ, the lower rating is used.

Moody’s/S&P credit rating of counterparty	2018 £m	2017 £m	2016 £m

Aa2/AA and above	2,575	1,444	2,878
Aa3/AA–	313	208	120
A1/A+[a]	651	952	64
A2/Aa	628	370	939
A3/A–[a]	180	204	160
Baa1/BBB+[a]	59	561	492
Baa2/BBB and below[a]	207	86	–
	4,613	3,825	4,653

[a] We hold cash collateral of £492m (2016/17: £702m, 2015/16: £553m) in respect of derivative financial assets with certain counterparties.

Summary of Offsetting of Financial Assets and Liabilities

The table below shows our financial assets and liabilities that are subject to offset in the group’s balance sheet and the impact of enforceable master netting or similar agreements.

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2018	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m

Derivative financial assets	1,509	(754)	(492)	263
Derivative financial liabilities	(837)	754	60	(23)
Total	672	–	(432)	240

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2017	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m

Derivative financial assets	2,246	(693)	(702)	851
Derivative financial liabilities	(903)	693	64	(146)
Total	1,343	–	(638)	705

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2016	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m

Derivative financial assets	1,639	(456)	(553)	630
Derivative financial liabilities	(911)	456	40	(415)
Total	728	–	(513)	215

Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet

All of our derivative financial instruments are held at fair value on the balance sheet. The fair values of outstanding swaps and foreign exchange contracts are estimated using discounted cash flow models and market rates of interest and foreign exchange at the balance sheet date.

At 31 March 2018	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m

Designated in a cash flow hedge	187	1,061	41	587
Other	10	251	9	200
Total derivatives	197	1,312	50	787

At 31 March 2017	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m

Designated in a cash flow hedge	417	1,508	25	616
Other	11	310	9	253
Total derivatives	428	1,818	34	869

At 31 March 2016	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m

Designated in a cash flow hedge	166	1,158	40	618
Other	11	304	8	245
Total derivatives	177	1,462	48	863